EQUITY - Schedule Of Basic And Diluted Earnings Per Share (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity [abstract]
Net income (loss)	$ 641	$ 1,130
Dilutive effect of conversion of subsidiary preferred shares	(168)	(166)
Profit (loss), attributable to ordinary equity holders of parent entity	473	964
Dilutive effect of exchangeable shares issued in a consolidated subsidiary	12	5
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating diluted earnings per share	$ 485	$ 969
Weighted average - common shares	1,511.5	1,558.5
Dilutive effect of the conversion of options and escrowed shares using the treasury stock method	73.1	29.7
Common shares and common share equivalents	1,584.6	1,588.2